Document And Entity Information	Oct. 21, 2019
Cover [Abstract]
Entity Registrant Name	HANCOCK WHITNEY CORPORATION
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000750577
Document Period End Date	Oct. 21, 2019
Entity Emerging Growth Company	false
Entity File Number	001-36872
Entity Incorporation, State or Country Code	MS
Entity Tax Identification Number	64-0693170
Entity Address, Address Line One	Hancock Whitney Plaza
Entity Address, Address Line Two	2510 14th Street
Entity Address, City or Town	Gulfport
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39501
City Area Code	(228)
Local Phone Number	868-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, par value $3.33 per share
Trading Symbol	HWC
Name of each exchange on which registered	NASDAQ